Financial information by segment, Assets and liabilities by geography (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Assets allocated [Abstract]
Contracted concessional assets	$ 8,389,508	$ 8,549,181
Investments carried under the equity method	54,777	53,419
Current financial investments	243,025	240,834
Cash and cash equivalents (project companies)	654,618	631,542	$ 755,902	$ 669,387
Total assets	9,819,843	9,919,031
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,076,352	5,091,114
Grants and other liabilities	1,653,323	1,658,126
Long-term and short-term corporate debt	697,545	684,073
Total liabilities	8,154,840	8,162,919
Equity	1,665,003	1,756,112	$ 1,895,136	$ 1,884,967
Total liabilities and equity	9,819,843	9,919,031
North America [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,419,111	3,453,652
Investments carried under the equity method	0	0
Current financial investments	140,258	147,213
Cash and cash equivalents (project companies)	156,085	195,678
Total assets	3,715,454	3,796,543
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,734,366	1,725,961
Grants and other liabilities	1,518,669	1,527,724
Total liabilities	3,253,035	3,253,685
South America [Member]
Assets allocated [Abstract]
Contracted concessional assets	1,200,662	1,210,624
Investments carried under the equity method	0	0
Current financial investments	70,948	61,959
Cash and cash equivalents (project companies)	40,526	41,316
Total assets	1,312,136	1,313,899
Liabilities allocated [Abstract]
Long-term and short-term project debt	897,807	900,801
Grants and other liabilities	8,364	7,550
Total liabilities	906,171	908,351
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,769,735	3,884,905
Investments carried under the equity method	54,777	53,419
Current financial investments	30,338	30,080
Cash and cash equivalents (project companies)	349,772	287,456
Total assets	4,204,622	4,255,860
Liabilities allocated [Abstract]
Long-term and short-term project debt	2,444,179	2,464,352
Grants and other liabilities	126,290	122,852
Total liabilities	2,570,469	2,587,204
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,389,508	8,549,181
Investments carried under the equity method	54,777	53,419
Current financial investments	241,544	239,252
Cash and cash equivalents (project companies)	546,383	524,450
Total assets	9,232,212	9,366,302
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,076,352	5,091,114
Grants and other liabilities	1,653,323	1,658,126
Total liabilities	6,729,675	6,749,240
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	217,591	188,736
Other current assets (including cash and cash equivalents at holding company level)	370,040	363,993
Total assets	587,631	552,729
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	697,545	684,073
Other non-current liabilities	560,833	523,827
Other current liabilities	166,787	205,779
Total liabilities	1,425,165	1,413,679
Equity	1,665,003	1,756,112
Total liabilities and equity	$ 3,090,168	$ 3,169,791